Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Financial income and expenses
Schedule of financial income and expenses

	Years ended December 31,
In thousands of euros	2022	2023	2024
Income from cash equivalents	390	991	1,143
Foreign exchange gains	4,532	797	1,715
Other financial income	—	—	30
Total financial income	4,923	1,788	2,888
Interest cost	(584)	(5,178)	(12,178)
Foreign exchange losses	(1,068)	(1,269)	(1,035)
Losses on fair value variation EIB warrants	(407)	(389)	(2,241)
Losses on fair value variation T2 Sulphur	—	—	(73,400)
Other financial expenses	(47)	(46)	(64)
Total financial expenses	(2,107)	(6,882)	(88,917)
Net financial income	2,816	(5,095)	(86,029)